ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 11,258	$ 9,543
Provisions	4,244	5,065
Insurance contracts that are liabilities	9,041	8,223
Other liabilities	28,003	27,851
Accounts payable and other	$ 52,546	$ 50,682